DEBT TO RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 31, 2015	May 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
Debt Instrument [Line Items]
Debt instrument, face amount	$ 700		$ 1,000			$ 700	$ 1,000
Interest expense						$ 2,706	$ 4,171	$ 2,601
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.50%		3.50%			3.50%	3.50%	3.20%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate	7.27%		7.05%			7.27%	7.05%	5.99%
Debt instrument, principal	$ 24,977		$ 25,078			$ 24,977	$ 25,078
Debt instrument, accrued interest	$ 12,612		$ 9,433			$ 12,612	$ 9,433
Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement					26.00%
Debt conversion, price per share			$ 0.75	$ 0.75	$ 1.50		$ 0.75
Debt conversion, amount converted			$ 5,429
Debt conversion, shares issued			7,238,302
Majority Shareholder [Member] | Convertible Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 37,000
Majority Shareholder [Member] | United States of America, Dollars | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate					6.00%
Majority Shareholder [Member] | Euro Member Countries, Euro [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate					2.00%
Board of Directors [Member]
Debt Instrument [Line Items]
Additional interest									$ 1,159
Board of Directors [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 01, 2019			Jan. 01, 2018
Loan from related party [Member]
Debt Instrument [Line Items]
Interest expense		$ 109
Proceeds from related party debt		$ 2,000
Interest rate		7.00%
Repayments of related party debt		$ 700